Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
TIMING OF AWARDS
We do not backdate or retroactively grant restricted stock units and generally schedule board and compensation committee meetings during the prior year. Further, we generally make annual equity award grants to our directors and named executive officers at approximately the same times each year. We do not time equity awards, new awards of stock options, stock appreciation rights, or similar option-like instruments to take advantage of the release of earnings or other major announcements by us, material nonpublic information or market conditions.

Award Timing Method	We do not backdate or retroactively grant restricted stock units and generally schedule board and compensation committee meetings during the prior year. Further, we generally make annual equity award grants to our directors and named executive officers at approximately the same times each year.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not time equity awards, new awards of stock options, stock appreciation rights, or similar option-like instruments to take advantage of the release of earnings or other major announcements by us, material nonpublic information or market conditions.